SHARE CAPITAL - Common Shares Issued and Outstanding (Details) $ / shares in Units, $ in Millions, $ in Millions			3 Months Ended	6 Months Ended	12 Months Ended
	Jul. 03, 2020 USD ($)	Jul. 03, 2020 CAD ($) $ / shares shares	Sep. 30, 2020 shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
Number of shares issued [abstract]
Increase (decrease) through issuance of flow-through shares					$ 5.3
Vesting restricted share units					0.7
Equity
Balance, beginning of year					4,219.9	$ 4,023.7
Issued on vesting of restricted share units					0.0	0.0
Dividend reinvestment plan					0.5	0.2
Share cancellations and other adjustments (Note 30)					0.0
Equity at end of period				$ 5,172.3	5,172.3	4,219.9
Number of shares issued (in shares) | shares		1,000,000
Dividend reinvestment plan (Note 30)					0.5	0.2
Vesting restricted share units					0.7
Proceeds from issuing shares	$ 7.4	$ 10.0
Sale of stock price per share (in usd per share) | $ / shares		$ 10.00
Finance costs					$ 77.0	$ 144.2
Exploration spend in relation to flow-through shares financing				$ 1.9
Canadian Malartic [Member] | Osisko Mining Corporation
Equity
Stock conversion period					6 years
Ordinary shares [member]
Number of shares issued [abstract]
Number of shares outstanding at beginning of period | shares					950,435,244
Number of shares outstanding at end of period | shares				952,620,947	952,620,947	950,435,244
Equity
Number of shares issued (in shares) | shares							952,620,947	950,435,244
Number of shares outstanding (in shares) | shares				952,620,947	950,435,244	950,435,244	952,620,947	950,435,244
Deferred flow-through premium liability
Equity
Deferred Flow-through Premium Liability	2.0	$ 2.7
Share capital
Number of shares issued [abstract]
Increase (decrease) through issuance of flow-through shares	$ 5.3	$ 7.2			$ 5.3	$ 0.0
Vesting restricted share units					0.9	0.0
Equity
Balance, beginning of year					7,639.9	7,636.4
Issued on vesting of restricted share units					3.4	3.4
Dividend reinvestment plan					0.5	0.2
Share cancellations and other adjustments (Note 30)					(1.1)	(0.1)
Equity at end of period				$ 7,648.9	7,648.9	7,639.9
Dividend reinvestment plan (Note 30)					0.5	0.2
Vesting restricted share units					$ 0.9	$ 0.0
Share capital | Ordinary shares [member]
Number of shares issued [abstract]
Number of shares outstanding at beginning of period | shares					950,435,000	949,342,000
Dividend reinvestment plan (in shares) | shares					70,000	77,000
Increase (Decrease) through issuance of Flow-through shares | shares					1,000,000	0
Cancellations of Ordinary Shares, Shares | shares					(151,000)	(5,000)
Number of shares outstanding at end of period | shares				952,621,000	952,621,000	950,435,000
Increase (Decrease) Through Share-based Payment Transactions (shares) | shares					167,000	0
Equity
Number of shares outstanding (in shares) | shares				952,621,000	950,435,000	950,435,000	952,621,000	950,435,000
Dividend reinvestment plan (in shares) | shares					70,000	77,000
Increase (Decrease) through issuance of Flow-through shares | shares					1,000,000	0
Share capital | Ordinary shares [member] | Osisko Mining Corporation
Number of shares issued [abstract]
Cancellations of Ordinary Shares, Shares | shares					(150,456)
Share capital | Yamana | Osisko Mining Corporation
Number of shares issued [abstract]
Cancellations of Ordinary Shares, Shares | shares			(150,456)
Restricted Share Units (RSU)
Equity
Issued on vesting of restricted share units					$ 3.4	$ 3.4
Restricted Share Units (RSU) | Share capital
Equity
Issued on vesting of restricted share units						$ 3.4
Restricted Share Units (RSU) | Share capital | Ordinary shares [member]
Number of shares issued [abstract]
Issued on vesting of restricted share units (in shares) | shares					1,100,000	1,021,000
Dividend Reinvestment Plan
Equity
Number of shares issued under dividend reinvestment program | shares							6,713,636
Number of shares issued under dividend reinvestment program | shares							6,713,636